Investment Strategy	Aug. 04, 2026
Roundhill S&P 500® Target 10,000 2030 ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

General Strategy Description

The Fund seeks to provide investors with the opportunity for substantial investment returns if the S&P 500® Index (the “Underlying Index”) exceeds the Underlying Index Target (defined below) on the Defined Target Date (defined below), as measured by the Underlying ETF (defined below) and the Underlying ETF Target (defined below). The Underlying Index Target for the current Defined Target Period (defined below) is 10,000. The return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles and results in unique investment profiles for investors, which are described in detail below. Before making an investment in the Fund, it is important that an investor fully understand the Fund’s investment strategy and risks, which includes a substantial risk of a complete loss of investment.

The investment profile sought by the Fund is based upon the performance of the Underlying Index, as measured by the Underlying ETFs, over the period from August 4, 2026, through the Defined Target Date (the “Defined Target Period”). The Fund expects to achieve its investment objective by investing substantially all of its assets in FLexible EXchange® options (“FLEX Options”) that reference an exchange-traded fund (“ETF”) that is designed to replicate the performance, before fees and expenses of such ETF, of the Underlying Index (the “Underlying ETFs”). The FLEX Options and the Fund have the following characteristics:

●	Underlying Index: S&P 500® Index

●	Underlying ETF: ETFs that replicate the performance, before fees and expenses of such Underlying ETF, of the Underlying Index

●	Underlying Index Target: 10,000

●	Underlying ETF Target: The respective share price of the Underlying ETFs that represents the Underlying Index Target

●	Defined Target Date: January 10, 2030

●	Defined Target Period: August 4, 2026 to the Defined Target Date

The FLEX Options in which the Fund invests (the “Target Options”) are structured such that the Fund’s overall exposure to the Underlying ETFs behaves like a long call option with a strike price at the Underlying ETF Target with an expiration date of the Defined Target Date. For additional information regarding the Target Options and the Fund’s investments, see “Fund Investment Portfolio” below. The Fund seeks to provide investors with the opportunity for investment gains if the Underlying Index exceeds the Underlying Index Target, as measured by the Underlying ETF and Underlying ETF Target. The Fund’s assets are used to pay the premiums for the Target Options. Such premiums are substantially less than the notional value of the options contracts, which allows for exposure that produces substantial and outsized gains if the Target Options finish in-the-money (and exceed the cost of the premiums paid). However, the Fund expects that investors will lose all or substantially all of its investment if the Underlying Index is below the Underlying Index Target on the Defined Target Date. For a more detailed discussion regarding the Fund’s investment profile, see “Defined Target Period Investment Profile Below,” and for additional information regarding the Fund’s investments, see “Fund Investment Portfolio” below.

The Fund has adopted a policy pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in instruments that provide exposure to the Underlying Index. The Fund will be concentrated (i.e. hold 25% or more of its total assets) in an industry or a group of industries to the extent that the Underlying Index is so concentrated. As of the date of this prospectus, the Underlying Index had significant exposure to the information technology sector. The Fund is classified as a “non-diversified company” under the 1940 Act.

Defined Target Period Investment Profile

The characteristics of the Target Options offer the potential for significant returns for the Fund if the Underlying Index exceeds the Underlying Index Target (as measured by the Underlying ETF and Underlying ETF Target) on the Defined Target Date but carry substantial risk of total loss if it does not. Investors who purchase Shares after the Defined Target Period has begun or sell Shares prior to the conclusion of the Defined Target Period may experience investment returns that are very different from those investors who purchased at an earlier time in the Defined Target Period or do not sell prior to the Defined Target Date.

Potential Fund Outcomes

The Fund is very different from other funds that use options or provide investment exposure to a particular index. For the Fund to experience its sought-after gains, the share price of the Underlying ETF must increase in price beyond the Underlying ETF Target in an amount larger than the amount the Fund paid to purchase the Target Options (i.e., the premium). As a result of the Fund’s investment strategy, the Adviser expects the Target Options’ performance (and therefore the Fund’s) to fall into one of the following scenarios:

●	If the level of the Underlying Index does not exceed the Underlying Index Target, the Adviser expects the share price of the Underlying ETF will be lower than the Underlying ETF Target. In such scenario, the Target Options will expire worthless, and the Fund will lose substantially all of its value.

●	If the level of the Underlying Index equals the Underlying Index Target, the Adviser expects the share price of the Underlying ETF to equal the Underlying ETF Target. In such scenario, the Target Options will be exercised, however, the Fund will experience losses to the extent of the premium paid to purchase the Target Options.

●	If the level of the Underlying Index exceeds the Underlying Index Target, the Adviser expects the share price of the Underlying ETF will exceed the Underlying ETF Target. In such scenario, the Target Options will be exercised, and the Fund’s returns will result in one of three outcomes:

o	If the amount of gains produced by the Target Options by virtue of an increase in the share price of the Underlying ETF beyond the Underlying ETF Target does not exceed the premium paid by the Fund to acquire the Target Options, the Fund will experience a measure of losses approximately equal to the amount of premiums paid by the Fund offset by any gains of the Underlying ETF beyond the Underlying ETF Target;

o	If the amount of gains produced by the Target Options by virtue of an increase in the share price of the Underlying ETF beyond the Underlying ETF Target equals the premium paid by the Fund to acquire the Target Options, the Fund will not experience gains or losses on such investments; or

o	If the amount of gains produced by the Target Options by virtue of an increase in the share price of the Underlying ETF beyond the Underlying ETF Target exceeds the premium paid by the Fund to acquire the Target Options, the Fund will experience gains, and has the potential to experience significant gains.

The Fund will utilize substantially all of its assets to purchase the Target Options. Because of the economic leverage inherent in the Target Options (i.e., the cost of the option is less than the notional exposure of the option contract), the Fund is able to purchase multiple options with a notional value that significantly exceeds the asset base of the Fund. Accordingly, if the Target Options finish in-the-money and the share price of the Underlying ETFs exceed the respective Underlying ETF Target, the Fund seeks to provide significant investment gains by utilizing the economic leverage inherent in the options contracts.

The following table contains a hypothetical example of the payout profile of one Target Option to illustrate the returns the Target Options, and thereby the Fund, seek to provide. The table is provided for illustrative purposes only and does not provide for every possible scenario. The table is not intended to predict or project the performance of the Target Options of the Fund. Fund shareholders should not take this information as an assurance of the expected performance of Target Options, the Underlying Index or the Underlying ETFs, or the return of Fund Shares. The Target Options the Fund utilizes during any one Defined Target Period will differ from the hypothetical figures shown below. Additionally, the relationship between the Underlying ETF price and the Underlying Index Level may differ than what is presented below, and may not correlate on one-to-one basis. The premium for a Target Option may differ, and may differ significantly, from what is provided below. The table below provides hypothetical payouts of the Target Options at expiration (i.e., the Defined Target Date) only using assumed figures which may differ significantly than what the Fund holds. The actual overall performance of the Target Options will vary during the Defined Target Period. The following table uses the below assumptions, which may be more or less than the Fund’s actual investments, and may change during the Defined Target Period.

●	Underlying Index Target: 10,000

●	Underlying ETF Target: $1,000

●	Number of Underlying ETF shares in Target Option Contract: 1

●	Premium paid for Target Option: $50

Underlying Index Level	Underlying ETF Price	Target Option Payout	Target Option Profit*
6,000	$600	$0	-$50
7,000	$700	$0	-$50
8,000	$800	$0	-$50
9,000	$900	$0	-$50
9,500	$950	$0	-$50
10,000	$1,000	$0	-$50
10,500	$1,050	$50	-$0
11,000	$1,100	$100	$50
11,500	$1,150	$150	$100
12,000	$1,200	$200	$150
12,500	$1,250	$250	$200
13,000	$1,300	$300	$250
14,000	$1,400	$400	$350
15,000	$1,500	$500	$450

*	The profitability of the Target Options is calculated by taking the Target Option Payout less the premium paid for the Target Option.

Please refer to the Fund’s website, https://www.roundhillinvestments.com/etf/XX, which provides additional information regarding the Fund’s investment profile. The Fund seeks to provide the opportunity for substantial investment gains in the event the Target Options finish in-the-money (after the consideration of premiums paid) by deploying substantially all of its assets towards the purchase of Target Options. In doing so, the effect demonstrated above will be amplified by the number of Target Options the Fund is able to obtain exposure to. There is no guarantee the Fund will be successful in seeking to provide substantial investment gains through the usage of Target Options. If the Underlying ETF does not exceed the Underlying ETF Target on the Defined Target Date, investors will lose substantially all of their investment.

The investment return profiles described herein are provided before considering certain fees and expenses of the Fund (such as the Fund’s annual unitary management fee, any brokerage commissions and trading fees associated with the purchase and sale of the Fund’s investments, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as well as any fees and expenses of shareholders in purchasing Fund Shares (such as, brokerage commissions, trading fees and taxes). The fees and expenses of the Fund will exacerbate any losses experienced by the Fund and reduce any gains provided by the Fund.

The Target Options use one or more Underlying ETFs as the reference asset rather than the Underlying Index, and the Underlying ETF Target as the strike price. The Underlying ETF Target is calculated to approximate the Underlying Index Level for a given Underlying ETF. It is possible that the Underlying ETF for a given Target Option does not perform in line with the Underlying Index. It is also possible that the Underlying ETF Target does not equate to the Underlying Index Target. In either scenario, it is possible that the Underlying Index exceeds the Underlying Index Target, but the Underlying ETF(s) does not exceed the Underlying ETF Target(s), resulting in the Target Options finishing out-of-the-money and the Fund losing substantially all of its value. Investors should only invest if they understand these risks. See “Principal Risks—Investment Strategy Risk” for additional information.

Intra-Defined Target Period Investment Profile

The Target Options the Fund purchases may be:

●	out-of-the-money if the Underlying ETF share price is below the Underlying ETF Target at the time of purchase,

●	at-the-money if the Underlying ETF share price is at the Underlying ETF Target at the time of purchase, or

●	in-the-money if the Underlying ETF share price is above the Option Target at the time of purchase.

When the Target Options are out-of-the-money, the notional value of the Target Options positions may be several multiples of the Fund’s net assets. The value of the Target Options will be impacted by, among other factors, the option’s sensitivity to price changes in the Underlying ETF, market volatility, time remaining until the Defined Target Date and interest rates. As a result, the Fund may at times, depending on these factors related to options pricing, be substantially more volatile than the Underlying Index. The Fund is generally expected to be most volatile when its Target Options are out-of-the-money or at-the-money. Additionally, the premiums associated with purchasing the Target Options may vary, and may increase or decrease depending on the performance of the Underlying ETF and/or the Underlying Index. The Fund will lose substantially all of its assets if the Target Options finish out-of-the-money. When the Target Options are substantially in-the-money, the Fund is expected to have a similar day-to-day return profile to an investment in the Underlying Index. The Target Options held by the Fund typically will not increase or decrease at the same level as the Underlying ETF’s (and therefore Underlying Index’s) movements on a day-to-day basis in light of the various inputs used in pricing the Target Options (although they generally will move in the same direction), and the Fund may not always increase in value on days in which the Underlying Index increases in value, nor will it always decrease in value on days in which the Underlying Index decreases in value. It is important that investors understand the Fund’s investment strategy before making an investment. Regardless of how the Underlying Index is performing relative to the Underlying Index Target prior to the Defined Target Date (as measured by the Underlying ETF and Underlying ETF Target), you will lose substantially all of your investment if the Underlying Index falls below the Underlying Index Target on the Defined Target Date.

Fund Investment Portfolio

The Fund seeks to achieve its objective by buying call options that reference an Underlying ETF. An option is a derivative contract that gives the purchaser the right, but not the obligation, to buy (for a call option) or sell (for a put option) an underlying asset at a specified price (i.e., the strike price) before or at the expiration date of the option contract. By purchasing a call option, the Fund has the right (but not the obligation), in return for a premium paid, to buy the asset underlying the option at the exercise price. The Target Options will be “cash-settled”, meaning upon exercise, the Fund will receive the cash value of the underlying asset, less the strike price (i.e., the Underlying ETF Target). The Target Options will have a “European style” exercise, meaning the contracts are exercisable only on the expiration date of the option contract (the Defined Target Date). The value of an option contract is influenced by the underlying asset’s price and volatility, interest rates, and time to expiration, among other factors, and it may expire worthless. The notional value of an option contract is the total economic value represented by the option contract, typically the strike price multiplied by the number of underlying shares covered by the contract. Because the Fund deploys substantially all of its assets to pay the premiums for the Target Options, the notional value of the Target Options will significantly exceed the net assets of the Fund. That notwithstanding, the Fund cannot lose more than its initial investment in the Target Options, because if the options expire out-of-the-money, the Fund has no additional payment obligations on such investment.

The Target Options will be FLEX Options. FLEX Options are customizable exchange-traded option contracts that are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The terms of FLEX Options are uniquely customizable, allowing investors to customize key terms like type, strike price and expiration date that are standardized in a traditional exchange-traded options contract. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded option contracts. When the Target Options have a maturity greater than one year, the Target Options will be considered Long-Term Anticipation Securities (“LEAPS”).

The Fund obtains exposure to the Underlying Index by using one or more Underlying ETFs as the reference asset of the Target Options. To provide returns based on the Underlying Index Target, the Adviser calculates the share price of each Underlying ETF that equates to the Underlying Index Target, and then uses that share price as the Underlying ETF Target (i.e., the strike price). While the Adviser expects a close correlation between the Underlying ETF share price and the level of the Underlying Index, it is possible that a given Underlying ETF will not track the Underlying Index perfectly. Additionally, the calculation of the Underlying ETF Target may not perfectly align with the Underlying Index Target. In either instance, it is possible that the Target Options (or a set thereof) finish out-of-the-money despite the Underlying Index exceeding the Underlying Index Target. Additional information regarding these risks is described in the “Principal Risks” section below. Investors should understand these risks before investing in the Fund.

Additional Information About the Underlying Index

The Underlying Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 leading U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float. The Underlying Index covers approximately 80% of available market capitalization and is rebalanced quarterly in March, June, September and December.

Additional Information About the Underlying ETFs

The Fund’s selection universe of Underlying ETFs that it may utilize as the reference asset for the Target Options currently includes the iShares Core S&P 500 ETF (NYSE Arca: IVV) (“IVV”), State Street® SPDR® Portfolio S&P 500® ETF (NYSE Arca: SPYM) (“SPYM”), State Street® SPDR® S&P 500® ETF Trust (NYSE Arca: SPY) (“SPY”) and Vanguard S&P 500 ETF (NYSE Arca: VOO) (“VOO”). This selection universe may change over time. At any point in time, the Fund’s portfolio will be composed of Target Options on one or more of the Underlying ETFs and there may be significant periods of time when the Fund is invested in Target Options on a single Underlying ETF. Additional information about each Underlying ETF is set forth in the “Additional Information About the Fund’s Principal Investment Strategies” section.

Fund Rebalance at the End of the Defined Target Period

The Fund will be indefinitely offered and expects to provide a new Defined Target Period tied to the same Underlying ETFs beginning after the end of each Defined Target Period. At the commencement of a new Defined Target Period, the Fund will invest in a new set of Target Options that have a new Defined Target Date, Underlying Index Target, and Underlying ETF Target. If the Target Options finish in-the-money, upon the conclusion of the Defined Target Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Defined Target Period. It will then invest in a new series of FLEX Options with an expiration date of approximately the new Defined Target Date, and a new Defined Target Period will begin. If the Underlying ETFs’ respective share price finishes below the respective Underlying ETF Target, the Target Options will finish out-of-the-money and expire worthless. In such circumstances, the Fund will lose substantially all of its value. Under such circumstances, the Fund’s communication to shareholders will announce that the Fund will undergo a reverse stock split. The Fund’s communication to shareholders will include specifics regarding the terms and timing of such reverse stock split. A reverse stock split will reduce the number of Fund Shares held by each shareholder by the ratio set forth in the communication such that a shareholder will hold fewer Fund Shares following the split than prior to it. While the per-Fund Share price of Fund Shares will increase proportionally, the total value of a shareholder’s investment will remain unchanged immediately following the reverse stock split. In the event the Target Options expire worthless, the Fund expects that it will have approximately 1% to 10% of its net assets remaining, which will be invested in cash or cash-equivalents, and will use such assets to obtain investment exposure for the next Defined Target Period. Finally, the Fund will file a sticker communicating a change in the Fund’s name to reflect the new Defined Target Period.

Generally, the Fund will enter into the FLEX Options for a Defined Target Period on the business day immediately prior to the first day of the Defined Target Period, and the FLEX Options of a Defined Target Period will expire on the last business day of the Defined Target Period, at which time the Fund will invest in a new set of FLEX Options for the next Defined Target Period.

Roundhill Innovation-100 Target 50,000 2030 ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

General Strategy Description

The Fund seeks to provide investors with the opportunity for substantial investment returns if the Nasdaq-100® Index (the “Underlying Index”) exceeds the Underlying Index Target (defined below) on the Defined Target Date (defined below), as measured by the Underlying ETF (defined below) and the Underlying ETF Target (defined below). The Underlying Index Target for the current Defined Target Period (defined below) is 50,000. The return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles and results in unique investment profiles for investors, which are described in detail below. Before making an investment in the Fund, it is important that an investor fully understand the Fund’s investment strategy and risks, which includes a substantial risk of a complete loss of investment.

The investment profile sought by the Fund is based upon the performance of the Underlying Index, as measured by the Underlying ETFs, over the period from August 4, 2026, through the Defined Target Date (the “Defined Target Period”). The Fund expects to achieve its investment objective by investing substantially all of its assets in FLexible EXchange® options (“FLEX Options”) that reference an exchange-traded fund (“ETF”) that is designed to replicate the performance, before fees and expenses of such ETF, of the Underlying Index (the “Underlying ETFs”). The FLEX Options and the Fund have the following characteristics:

●	Underlying Index: Nasdaq-100® Index

●	Underlying ETF: ETFs that replicate the performance, before fees and expenses of such Underlying ETF, of the Underlying Index

●	Underlying Index Target: 50,000

●	Underlying ETF Target: The respective share price of the Underlying ETFs that represents the Underlying Index Target

●	Defined Target Date: January 10, 2030

●	Defined Target Period: August 4, 2026 to the Defined Target Date

The FLEX Options in which the Fund invests (the “Target Options”) are structured such that the Fund’s overall exposure to the Underlying ETFs behaves like a long call option with a strike price at the Underlying ETF Target with an expiration date of the Defined Target Date. For additional information regarding the Target Options and the Fund’s investments, see “Fund Investment Portfolio” below. The Fund seeks to provide investors with the opportunity for investment gains if the Underlying Index exceeds the Underlying Index Target, as measured by the Underlying ETF and Underlying ETF Target. The Fund’s assets are used to pay the premiums for the Target Options. Such premiums are substantially less than the notional value of the options contracts, which allows for exposure that produces substantial and outsized gains if the Target Options finish in-the-money (and exceed the cost of the premiums paid). However, the Fund expects that investors will lose all or substantially all of its investment if the Underlying Index is below the Underlying Index Target on the Defined Target Date. For a more detailed discussion regarding the Fund’s investment profile, see “Defined Target Period Investment Profile Below,” and for additional information regarding the Fund’s investments, see “Fund Investment Portfolio” below.

The Fund has adopted a policy pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in instruments that provide exposure to the Underlying Index. The Fund will be concentrated (i.e. hold 25% or more of its total assets) in an industry or a group of industries to the extent that the Underlying Index is so concentrated. As of the date of this prospectus, the Underlying Index had significant exposure to the information technology sector. The Fund is classified as a “non-diversified company” under the 1940 Act.

Defined Target Period Investment Profile

The characteristics of the Target Options offer the potential for significant returns for the Fund if the Underlying Index exceeds the Underlying Index Target (as measured by the Underlying ETF and Underlying ETF Target) on the Defined Target Date but carry substantial risk of total loss if it does not. Investors who purchase Shares after the Defined Target Period has begun or sell Shares prior to the conclusion of the Defined Target Period may experience investment returns that are very different from those investors who purchased at an earlier time in the Defined Target Period or do not sell prior to the Defined Target Date.

Potential Fund Outcomes

The Fund is very different from other funds that use options or provide investment exposure to a particular index. For the Fund to experience its sought-after gains, the share price of the Underlying ETF must increase in price beyond the Underlying ETF Target in an amount larger than the amount the Fund paid to purchase the Target Options (i.e., the premium). As a result of the Fund’s investment strategy, the Adviser expects the Target Options’ performance (and therefore the Fund’s) to fall into one of the following scenarios:

●	If the level of the Underlying Index does not exceed the Underlying Index Target, the Adviser expects the share price of the Underlying ETF will be lower than the Underlying ETF Target. In such scenario, the Target Options will expire worthless, and the Fund will lose substantially all of its value.

●	If the level of the Underlying Index equals the Underlying Index Target, the Adviser expects the share price of the Underlying ETF to equal the Underlying ETF Target. In such scenario, the Target Options will be exercised, however, the Fund will experience losses to the extent of the premium paid to purchase the Target Options.

●	If the level of the Underlying Index exceeds the Underlying Index Target, the Adviser expects the share price of the Underlying ETF will exceed the Underlying ETF Target. In such scenario, the Target Options will be exercised, and the Fund’s returns will result in one of three outcomes:

o	If the amount of gains produced by the Target Options by virtue of an increase in the share price of the Underlying ETF beyond the Underlying ETF Target does not exceed the premium paid by the Fund to acquire the Target Options, the Fund will experience a measure of losses approximately equal to the amount of premiums paid by the Fund offset by any gains of the Underlying ETF beyond the Underlying ETF Target;

o	If the amount of gains produced by the Target Options by virtue of an increase in the share price of the Underlying ETF beyond the Underlying ETF Target equals the premium paid by the Fund to acquire the Target Options, the Fund will not experience gains or losses on such investments; or

o	If the amount of gains produced by the Target Options by virtue of an increase in the share price of the Underlying ETF beyond the Underlying ETF Target exceeds the premium paid by the Fund to acquire the Target Options, the Fund will experience gains, and has the potential to experience significant gains.

The Fund will utilize substantially all of its assets to purchase the Target Options. Because of the economic leverage inherent in the Target Options (i.e., the cost of the option is less than the notional exposure of the option contract), the Fund is able to purchase multiple options with a notional value that significantly exceeds the asset base of the Fund. Accordingly, if the Target Options finish in-the-money and the share price of the Underlying ETFs exceed the respective Underlying ETF Target, the Fund seeks to provide significant investment gains by utilizing the economic leverage inherent in the options contracts.

The following table contains a hypothetical example of the payout profile of one Target Option to illustrate the returns the Target Options, and thereby the Fund, seek to provide. The table is provided for illustrative purposes only and does not provide for every possible scenario. The table is not intended to predict or project the performance of the Target Options of the Fund. Fund shareholders should not take this information as an assurance of the expected performance of Target Options, the Underlying Index or the Underlying ETFs, or the return of Fund Shares. The Target Options the Fund utilizes during any one Defined Target Period will differ from the hypothetical figures shown below. Additionally, the relationship between the Underlying ETF price and the Underlying Index Level may differ than what is presented below, and may not correlate on one-to-one basis. The premium for a Target Option may differ, and may differ significantly, from what is provided below. The table below provides hypothetical payouts of the Target Options at expiration (i.e., the Defined Target Date) only using assumed figures which may differ significantly than what the Fund holds. The actual overall performance of the Target Options will vary during the Defined Target Period. The following table uses the below assumptions, which may be more or less than the Fund’s actual investments, and may change during the Defined Target Period.

●	Underlying Index Target: 50,000

●	Underlying ETF Target: $1,215

●	Number of Underlying ETF shares in Target Option Contract: 1

●	Premium paid for Target Option: $61

Underlying Index Level	Underlying ETF Price	Target Option Payout	Target Option Profit*
37,500	$911	$0	-$61
40,000	$972	$0	-$61
42,500	$1,033	$0	-$61
45,000	$1,094	$0	-$61
47,500	$1,154	$0	-$61
50,000	$1,215	$0	-$61
52,500	$1,276	$61	$0
55,000	$1,337	$122	$61
57,500	$1,398	$182	$121
60,000	$1,458	$243	$182
62,500	$1,519	$304	$243
65,000	$1,580	$365	$304
67,500	$1,641	$425	$364
70,000	$1,701	$486	$425

*	The profitability of the Target Options is calculated by taking the Target Option Payout less the premium paid for the Target Option.

Please refer to the Fund’s website, https://www.roundhillinvestments.com/etf/QQ, which provides additional information regarding the Fund’s investment profile. The Fund seeks to provide the opportunity for substantial investment gains in the event the Target Options finish in-the-money (after the consideration of premiums paid) by deploying substantially all of its assets towards the purchase of Target Options. In doing so, the effect demonstrated above will be amplified by the number of Target Options the Fund is able to obtain exposure to. There is no guarantee the Fund will be successful in seeking to provide substantial investment gains through the usage of Target Options. If the Underlying ETF does not exceed the Underlying ETF Target on the Defined Target Date, investors will lose substantially all of their investment.

The investment return profiles described herein are provided before considering certain fees and expenses of the Fund (such as the Fund’s annual unitary management fee, any brokerage commissions and trading fees associated with the purchase and sale of the Fund’s investments, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as well as any fees and expenses of shareholders in purchasing Fund Shares (such as, brokerage commissions, trading fees and taxes). The fees and expenses of the Fund will exacerbate any losses experienced by the Fund and reduce any gains provided by the Fund.

The Target Options use one or more Underlying ETFs as the reference asset rather than the Underlying Index, and the Underlying ETF Target as the strike price. The Underlying ETF Target is calculated to approximate the Underlying Index Level for a given Underlying ETF. It is possible that the Underlying ETF for a given Target Option does not perform in line with the Underlying Index. It is also possible that the Underlying ETF Target does not equate to the Underlying Index Target. In either scenario, it is possible that the Underlying Index exceeds the Underlying Index Target, but the Underlying ETF(s) does not exceed the Underlying ETF Target(s), resulting in the Target Options finishing out-of-the-money and the Fund losing substantially all of its value. Investors should only invest if they understand these risks. See “Principal Risks—Investment Strategy Risk” for additional information.

Intra Defined Target Period Investment Profile

The Target Options the Fund purchases may be:

●	out-of-the-money if the Underlying ETF share price is below the Underlying ETF Target at the time of purchase,

●	at-the-money if the Underlying ETF share price is at the Underlying ETF Target at the time of purchase, or

●	in-the-money if the Underlying ETF share price is above the Underlying ETF Target at the time of purchase.

When the Target Options are out-of-the-money, the notional value of the Target Options positions may be several multiples of the Fund’s net assets. The value of the Target Options will be impacted by, among other factors, the option’s sensitivity to price changes in the Underlying ETF, market volatility, time remaining until the Defined Target Date and interest rates. As a result, the Fund may at times, depending on these factors related to options pricing, be substantially more volatile than the Underlying Index. The Fund is generally expected to be most volatile when its Target Options are out-of-the money or at-the-money. Additionally, the premiums associated with purchasing the Target Options may vary, and may increase or decrease depending on the performance of the Underlying ETF and/or the Underlying Index. The Fund will lose substantially all of its assets if the Target Options finish out-of-the-money. When the Target Options are substantially in-the-money, the Fund is expected to have a similar day-to-day return profile to an investment in the Underlying Index. The Target Options held by the Fund typically will not increase or decrease at the same level as the Underlying ETF’s (and therefore the Underlying Index’s) movements on a day-to-day basis in light of the various inputs used in pricing the Target Options (although they generally will move in the same direction), and the Fund may not always increase in value on days in which the Underlying Index increases in value, nor will it always decrease in value on days in which the Underlying Index decreases in value. It is important that investors understand the Fund’s investment strategy before making an investment. Regardless of how the Underlying Index is performing relative to the Underlying Index Target prior to the Defined Target Date (as measured by the Underlying ETF and Underlying ETF Target), you will lose substantially all of your investment if the Underlying Index falls below the Underlying Index Target on the Defined Target Date.

Fund Investment Portfolio

The Fund seeks to achieve its objective by buying call options that reference an Underlying ETF. An option is a derivative contract that gives the purchaser the right, but not the obligation, to buy (for a call option) or sell (for a put option) an underlying asset at a specified price (i.e., the strike price) before or at the expiration date of the option contract. By purchasing a call option, the Fund has the right (but not the obligation), in return for a premium paid, to buy the asset underlying the option at the exercise price. The Target Options will be “cash-settled”, meaning upon exercise, the Fund will receive the cash value of the underlying asset, less the strike price (i.e., the Underlying ETF Target). The Target Options will have a “European style” exercise, meaning the contracts are exercisable only on the expiration date of the option contract (the Defined Target Date). The value of an option contract is influenced by the underlying asset’s price and volatility, interest rates, and time to expiration, among other factors, and it may expire worthless. The notional value of an option contract is the total economic value represented by the option contract, typically the strike price multiplied by the number of underlying shares covered by the contract. Because the Fund deploys substantially all of its assets to pay the premiums for the Target Options, the notional value of the Target Options will significantly exceed the net assets of the Fund. That notwithstanding, the Fund cannot lose more than its initial investment in the Target Options, because if the options expire out-of-the-money, the Fund has no additional payment obligations on such investment.

The Target Options will be FLEX Options. FLEX Options are customizable exchange-traded option contracts that are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The terms of FLEX Options are uniquely customizable, allowing investors to customize key terms like type, strike price and expiration date that are standardized in a traditional exchange-traded options contract. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded option contracts. When the Target Options have a maturity greater than one year, the Target Options will be considered Long-Term Anticipation Securities (“LEAPS”).

The Fund obtains exposure to the Underlying Index by using one or more Underlying ETFs as the reference asset of the Target Options. To provide returns based on the Underlying Index Target, the Adviser calculates the share price of each Underlying ETF that equates to the Underlying Index Target, and then uses that share price as the Underlying ETF Target (i.e., the strike price). While the Adviser expects a close correlation between the Underlying ETF share price and the level of the Underlying Index, it is possible that a given Underlying ETF will not track the Underlying Index perfectly. Additionally, the calculation of the Underlying ETF Target may not perfectly align with the Underlying Index Target. In either instance, it is possible that the Target Options (or a set thereof) finish out-of-the-money despite the Underlying Index exceeding the Underlying Index Target. Additional information regarding these risks is described in the “Principal Risks” section below. Investors should understand these risks before investing in the Fund.

Additional Information About the Underlying Index

The Nasdaq-100® Index (the “Underlying Index”) is a measure of the performance of 100 domestic and international non-financial companies. The Underlying Index weights its component securities using a “modified market capitalization-weighted” methodology, which is a hybrid between equal weighting and conventional capitalization weighting. Under this methodology, no component security may exceed 24% of the weight of the Underlying Index.

Additional Information About the Underlying ETFs

The Underlying ETF that the Fund may utilize as the reference asset for the Target Options is the Invesco NASDAQ 100 ETF (Nasdaq: QQQM) (“QQQM”). This selection universe may change over time. At any point in time, the Fund’s portfolio will be composed of Target Options on the Underlying ETF and there may be significant periods of time when the Fund is invested in Target Options on a single Underlying ETF. Additional information about the Underlying ETF is set forth in the “Additional Information About the Fund’s Principal Investment Strategies” section.

Fund Rebalance at the End of the Defined Target Period

The Fund will be indefinitely offered and expects to provide a new Defined Target Period tied to the same Underlying ETFs beginning after the end of each Defined Target Period. At the commencement of a new Defined Target Period, the Fund will invest in a new set of Target Options that have a new Defined Target Date, Underlying Index Target, and Underlying ETF Target. If the Target Options finish in-the-money, upon the conclusion of the Defined Target Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Defined Target Period. It will then invest in a new series of FLEX Options with an expiration date of approximately the new Defined Target Date, and a new Defined Target Period will begin. If the Underlying ETFs’ respective share price finishes below the respective Underlying ETF Target, the Target Options will finish out-of-the-money and expire worthless. In such circumstances, the Fund will lose substantially all of its value. Under such circumstances, the Fund’s communication to shareholders will announce that the Fund will undergo a reverse stock split. The Fund’s communication to shareholders will include specifics regarding the terms and timing of such reverse stock split. A reverse stock split will reduce the number of Fund Shares held by each shareholder by the ratio set forth in the communication such that a shareholder will hold fewer Fund Shares following the split than prior to it. While the per-Fund Share price of Fund Shares will increase proportionally, the total value of a shareholder’s investment will remain unchanged immediately following the reverse stock split. In the event the Target Options expire worthless, the Fund expects that it will have approximately 1% to 10% of its net assets remaining, which will be invested in cash or cash-equivalents, and will use such assets to obtain investment exposure for the next Defined Target Period. Finally, the Fund will file a sticker communicating a change in the Fund’s name to reflect the new Defined Target Period.

Generally, the Fund will enter into the FLEX Options for a Defined Target Period on the business day immediately prior to the first day of the Defined Target Period, and the FLEX Options of an Defined Target Period will expire on the last business day of the Defined Target Period, at which time the Fund will invest in a new set of FLEX Options for the next Defined Target Period.

Roundhill Dow Target 75,000 2030 ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

General Strategy Description

The Fund seeks to provide investors with the opportunity for substantial investment returns if the Dow Jones Industrial Average (the “Underlying Index”) exceeds the Underlying Index Target (defined below) on the Defined Target Date (defined below), as measured by the Underlying ETF (defined below) and the Underlying ETF Target (defined below). The Underlying Index Target for the current Defined Target Period (defined below) is 75,000. The return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles and results in unique investment profiles for investors, which are described in detail below. Before making an investment in the Fund, it is important that an investor fully understand the Fund’s investment strategy and risks, which includes a substantial risk of a complete loss of investment.

The investment profile sought by the Fund is based upon the performance of the Underlying Index, as measured by the Underlying ETFs, over the period from August 4, 2026, through the Defined Target Date (the “Defined Target Period”). The Fund expects to achieve its investment objective by investing substantially all of its assets in FLexible EXchange® options (“FLEX Options”) that reference an exchange-traded fund (“ETF”) that is designed to replicate the performance, before fees and expenses of such ETF, of the Underlying Index (the “Underlying ETFs”). The FLEX Options and the Fund have the following characteristics:

●	Underlying Index: Dow Jones Industrial Average

●	Underlying ETF: ETFs that replicate the performance, before fees and expenses of such Underlying ETF, of the Underlying Index

●	Underlying Index Target: 75,000

●	Underlying ETF Target: The respective share price of the Underlying ETFs that represents the Underlying Index Target

●	Defined Target Date: January 10, 2030

●	Defined Target Period: August 4, 2026 to the Defined Target Date

The FLEX Options in which the Fund invests (the “Target Options”) are structured such that the Fund’s overall exposure to the Underlying ETFs behaves like a long call option with a strike price at the Underlying ETF Target with an expiration date of the Defined Target Date. For additional information regarding the Target Options and the Fund’s investments, see “Fund Investment Portfolio” below. The Fund seeks to provide investors with the opportunity for investment gains if the Underlying Index exceeds the Underlying Index Target, as measured by the Underlying ETF and Underlying ETF Target. The Fund’s assets are used to pay the premiums for the Target Options. Such premiums are substantially less than the notional value of the options contracts, which allows for exposure that produces substantial and outsized gains if the Target Options finish in-the-money (and exceed the cost of the premiums paid). However, the Fund expects that investors will lose all or substantially all of its investment if the Underlying Index is below the Underlying Index Target on the Defined Target Date. For a more detailed discussion regarding the Fund’s investment profile, see “Defined Target Period Investment Profile Below,” and for additional information regarding the Fund’s investments, see “Fund Investment Portfolio” below.

The Fund has adopted a policy pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in instruments that provide exposure to the Underlying Index. The Fund will be concentrated (i.e. hold 25% or more of its total assets) in an industry or a group of industries to the extent that the Underlying Index is so concentrated. As of the date of this prospectus, the Underlying Index had significant exposure to the financials sector. The Fund is classified as a “non-diversified company” under the 1940 Act.

Defined Target Period Investment Profile

The characteristics of the Target Options offer the potential for significant returns for the Fund if the Underlying Index exceeds the Underlying Index Target (as measured by the Underlying ETF and Underlying ETF Target) on the Defined Target Date but carry substantial risk of total loss if it does not. Investors who purchase Shares after the Defined Target Period has begun or sell Shares prior to the conclusion of the Defined Target Period may experience investment returns that are very different from those investors who purchased at an earlier time in the Defined Target Period or do not sell prior to the Defined Target Date.

Potential Fund Outcomes

The Fund is very different from other funds that use options or provide investment exposure to a particular index. For the Fund to experience its sought-after gains, the share price of the Underlying ETF must increase in price beyond the Underlying ETF Target in an amount larger than the amount the Fund paid to purchase the Target Options (i.e., the premium). As a result of the Fund’s investment strategy, the Adviser expects the Target Options’ performance (and therefore the Fund’s) to fall into one of the following scenarios:

●	If the level of the Underlying Index does not exceed the Underlying Index Target, the Adviser expects the share price of the Underlying ETF will be lower than the Underlying ETF Target. In such scenario, the Target Options will expire worthless, and the Fund will lose substantially all of its value.

●	If the level of the Underlying Index equals the Underlying Index Target, the Adviser expects the share price of the Underlying ETF to equal the Underlying ETF Target. In such scenario, the Target Options will be exercised, however, the Fund will experience losses to the extent of the premium paid to purchase the Target Options.

●	If the level of the Underlying Index exceeds the Underlying Index Target, the Adviser expects the share price of the Underlying ETF will exceed the Underlying ETF Target. In such scenario, the Target Options will be exercised, and the Fund’s returns will result in one of three outcomes:

o	If the amount of gains produced by the Target Options by virtue of an increase in the share price of the Underlying ETF beyond the Underlying ETF Target does not exceed the premium paid by the Fund to acquire the Target Options, the Fund will experience a measure of losses approximately equal to the amount of premiums paid by the Fund offset by any gains of the Underlying ETF beyond the Underlying ETF Target;

o	If the amount of gains produced by the Target Options by virtue of an increase in the share price of the Underlying ETF beyond the Underlying ETF Target equals the premium paid by the Fund to acquire the Target Options, the Fund will not experience gains or losses on such investments; or

o	If the amount of gains produced by the Target Options by virtue of an increase in the share price of the Underlying ETF beyond the Underlying ETF Target exceeds the premium paid by the Fund to acquire the Target Options, the Fund will experience gains, and has the potential to experience significant gains.

The Fund will utilize substantially all of its assets to purchase the Target Options. Because of the economic leverage inherent in the Target Options (i.e., the cost of the option is less than the notional exposure of the option contract), the Fund is able to purchase multiple options with a notional value that significantly exceeds the asset base of the Fund. Accordingly, if the Target Options finish in-the-money and the share price of the Underlying ETFs exceed the respective Underlying ETF Target, the Fund seeks to provide significant investment gains by utilizing the economic leverage inherent in the options contracts.

The following table contains a hypothetical example of the payout profile of one Target Option to illustrate the returns the Target Options, and thereby the Fund, seek to provide. The table is provided for illustrative purposes only and does not provide for every possible scenario. The table is not intended to predict or project the performance of the Target Options of the Fund. Fund shareholders should not take this information as an assurance of the expected performance of Target Options, the Underlying Index or the Underlying ETFs, or the return of Fund Shares. The Target Options the Fund utilizes during any one Defined Target Period will differ from the hypothetical figures shown below. Additionally, the relationship between the Underlying ETF price and the Underlying Index Level may differ than what is presented below, and may not correlate on one-to-one basis. The premium for a Target Option may differ, and may differ significantly, from what is provided below. The table below provides hypothetical payouts of the Target Options at expiration (i.e., the Defined Target Date) only using assumed figures which may differ significantly than what the Fund holds. The actual overall performance of the Target Options will vary during the Defined Target Period. The following table uses the below assumptions, which may be more or less than the Fund’s actual investments, and may change during the Defined Target Period.

●	Underlying Index Target: 75,000

●	Underlying ETF Target: $750

●	Number of Underlying ETF shares in Target Option Contract: 1

●	Premium paid for Target Option: $38

Underlying Index Level	Underlying ETF Price	Target Option Payout	Target Option Profit*
62,500	$625	$0	-$38
65,000	$650	$0	-$38
67,500	$675	$0	-$38
70,000	$700	$0	-$38
72,500	$725	$0	-$38
75,000	$750	$0	-$38
77,500	$775	$25	-$13
80,000	$800	$50	$13
82,500	$825	$75	$37
85,000	$850	$100	$62
87,500	$875	$125	$87
90,000	$900	$150	$112
92,500	$925	$175	$137
95,000	$950	$200	$162

*	The profitability of the Target Options is calculated by taking the Target Option Payout less the premium paid for the Target Option.

Please refer to the Fund’s website, https://www.roundhillinvestments.com/etf/DJ, which provides additional information regarding the Fund’s investment profile. The Fund seeks to provide the opportunity for substantial investment gains in the event the Target Options finish in-the-money (after the consideration of premiums paid) by deploying substantially all of its assets towards the purchase of Target Options. In doing so, the effect demonstrated above will be amplified by the number of Target Options the Fund is able to obtain exposure to. There is no guarantee the Fund will be successful in seeking to provide substantial investment gains through the usage of Target Options. If the Underlying ETF does not exceed the Underlying ETF Target on the Defined Target Date, investors will lose substantially all of their investment.

The investment return profiles described herein are provided before considering certain fees and expenses of the Fund (such as the Fund’s annual unitary management fee, any brokerage commissions and trading fees associated with the purchase and sale of the Fund’s investments, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as well as any fees and expenses of shareholders in purchasing Fund Shares (such as, brokerage commissions, trading fees and taxes). The fees and expenses of the Fund will exacerbate any losses experienced by the Fund and reduce any gains provided by the Fund.

The Target Options use one or more Underlying ETFs as the reference asset rather than the Underlying Index, and the Underlying ETF Target as the strike price. The Underlying ETF Target is calculated to approximate the Underlying Index Level for a given Underlying ETF. It is possible that the Underlying ETF for a given Target Option does not perform in line with the Underlying Index. It is also possible that the Underlying ETF Target does not equate to the Underlying Index Target. In either scenario, it is possible that the Underlying Index exceeds the Underlying Index Target, but the Underlying ETF(s) does not exceed the Underlying ETF Target(s), resulting in the Target Options finishing out-of-the-money and the Fund losing substantially all of its value. Investors should only invest if they understand these risks. See “Principal Risks—Investment Strategy Risk” for additional information.

Intra Defined Target Period Investment Profile

The Target Options the Fund purchases may be:

●	out-of-the-money if the Underlying ETF share price is below the Underlying ETF Target at the time of purchase,

●	at-the-money if the Underlying ETF share price is at the Underlying ETF Target at the time of purchase, or

●	in-the-money if the Underlying ETF share price is above the Underlying ETF Target at the time of purchase.

When the Target Options are out-of-the-money, the notional value of the Target Options positions may be several multiples of the Fund’s net assets. The value of the Target Options will be impacted by, among other factors, the option’s sensitivity to price changes in the Underlying ETF, market volatility, time remaining until the Defined Target Date and interest rates. As a result, the Fund may at times, depending on these factors related to options pricing, be substantially more volatile than the Underlying Index. The Fund is generally expected to be most volatile when its Target Options are out-of-the money or at-the-money. Additionally, the premiums associated with purchasing the Target Options may vary, and may increase or decrease depending on the performance of the Underlying ETF and/or the Underlying Index. The Fund will lose substantially all of its assets if the Target Options finish out-of-the-money. When the Target Options are substantially in-the-money, the Fund is expected to have a similar day-to-day return profile to an investment in the Underlying Index. The Target Options held by the Fund typically will not increase or decrease at the same level as the Underlying ETF’s (and therefore the Underlying Index’s) movements on a day-to-day basis in light of the various inputs used in pricing the Target Options (although they generally will move in the same direction), and the Fund may not always increase in value on days in which the Underlying Index increases in value, nor will it always decrease in value on days in which the Underlying Index decreases in value. It is important that investors understand the Fund’s investment strategy before making an investment. Regardless of how the Underlying Index is performing relative to the Underlying Index Target prior to the Defined Target Date (as measured by the Underlying ETF and Underlying ETF Target), you will lose substantially all of your investment if the Underlying Index falls below the Underlying Index Target on the Defined Target Date.

Fund Investment Portfolio

The Fund seeks to achieve its objective by buying call options that reference an Underlying ETF. An option is a derivative contract that gives the purchaser the right, but not the obligation, to buy (for a call option) or sell (for a put option) an underlying asset at a specified price (i.e., the strike price) before or at the expiration date of the option contract. By purchasing a call option, the Fund has the right (but not the obligation), in return for a premium paid, to buy the asset underlying the option at the exercise price. The Target Options will be “cash-settled”, meaning upon exercise, the Fund will receive the cash value of the underlying asset, less the strike price (i.e., the Underlying ETF Target). The Target Options will have a “European style” exercise, meaning the contracts are exercisable only on the expiration date of the option contract (the Defined Target Date). The value of an option contract is influenced by the underlying asset’s price and volatility, interest rates, and time to expiration, among other factors, and it may expire worthless. The notional value of an option contract is the total economic value represented by the option contract, typically the strike price multiplied by the number of underlying shares covered by the contract. Because the Fund deploys substantially all of its assets to pay the premiums for the Target Options, the notional value of the Target Options will significantly exceed the net assets of the Fund. That notwithstanding, the Fund cannot lose more than its initial investment in the Target Options, because if the options expire out-of-the-money, the Fund has no additional payment obligations on such investment.

The Target Options will be FLEX Options. FLEX Options are customizable exchange-traded option contracts that are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The terms of FLEX Options are uniquely customizable, allowing investors to customize key terms like type, strike price and expiration date that are standardized in a traditional exchange-traded options contract. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded option contracts. When the Target Options have a maturity greater than one year, the Target Options will be considered Long-Term Anticipation Securities (“LEAPS”).

The Fund obtains exposure to the Underlying Index by using one or more Underlying ETFs as the reference asset of the Target Options. To provide returns based on the Underlying Index Target, the Adviser calculates the share price of each Underlying ETF that equates to the Underlying Index Target, and then uses that share price as the Underlying ETF Target (i.e., the strike price). While the Adviser expects a close correlation between the Underlying ETF share price and the level of the Underlying Index, it is possible that a given Underlying ETF will not track the Underlying Index perfectly. Additionally, the calculation of the Underlying ETF Target may not perfectly align with the Underlying Index Target. In either instance, it is possible that the Target Options (or a set thereof) finish out-of-the-money despite the Underlying Index exceeding the Underlying Index Target. Additional information regarding these risks is described in the “Principal Risks” section below. Investors should understand these risks before investing in the Fund.

Additional Information About the Underlying Index

The Dow Jones Industrial Average (the “Underlying Index”) is a measure of U.S. stock market performance. It is a price-weighted index of 30 large, publicly traded U.S. companies selected by the S&P Dow Jones Indices Averages Committee, which considers factors such as sector representation, financial viability, and investor interest. It does not follow a set rebalancing schedule; changes to the index are made on an as-needed basis.

Additional Information About the Underlying ETF

The Underlying ETF that the Fund may utilize as the reference asset for the Target Options is the SPDR® Dow Jones® Industrial Average℠ ETF Trust (NYSE Arca: DIA) (“DIA”). This selection universe may change over time. At any point in time, the Fund’s portfolio will be composed of Target Options on the Underlying ETF and there may be significant periods of time when the Fund is invested in Target Options on a single Underlying ETF. Additional information about the Underlying ETF is set forth in the “Additional Information About the Fund’s Principal Investment Strategies” section.

Fund Rebalance at the End of the Defined Target Period

The Fund will be indefinitely offered and expects to provide a new Defined Target Period tied to the same Underlying ETFs beginning after the end of each Defined Target Period. At the commencement of a new Defined Target Period, the Fund will invest in a new set of Target Options that have a new Defined Target Date, Underlying Index Target, and Underlying ETF Target. If the Target Options finish in-the-money, upon the conclusion of the Defined Target Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Defined Target Period. It will then invest in a new series of FLEX Options with an expiration date of approximately the new Defined Target Date, and a new Defined Target Period will begin. If the Underlying ETFs’ respective share price finishes below the respective Underlying ETF Target, the Target Options will finish out-of-the-money and expire worthless. In such circumstances, the Fund will lose substantially all of its value. Under such circumstances, the Fund’s communication to shareholders will announce that the Fund will undergo a reverse stock split. The Fund’s communication to shareholders will include specifics regarding the terms and timing of such reverse stock split. A reverse stock split will reduce the number of Fund Shares held by each shareholder by the ratio set forth in the communication such that a shareholder will hold fewer Fund Shares following the split than prior to it. While the per-Fund Share price of Fund Shares will increase proportionally, the total value of a shareholder’s investment will remain unchanged immediately following the reverse stock split. In the event the Target Options expire worthless, the Fund expects that it will have approximately 1% to 10% of its net assets remaining, which will be invested in cash or cash-equivalents, and will use such assets to obtain investment exposure for the next Defined Target Period. Finally, the Fund will file a sticker communicating a change in the Fund’s name to reflect the new Defined Target Period.

Generally, the Fund will enter into the FLEX Options for a Defined Target Period on the business day immediately prior to the first day of the Defined Target Period, and the FLEX Options of an Defined Target Period will expire on the last business day of the Defined Target Period, at which time the Fund will invest in a new set of FLEX Options for the next Defined Target Period.